UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 19.3%

	Aerospace & Defense – 1.7%

$120	BAE Systems Holdings	6.400%	12/15/11	BBB+	$122,452

100	Boeing Capital Corporation	6.500%	2/15/12	A+	102,279

50	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	43,563

45	DRS Technologies Inc.	6.875%	11/01/13	Baa1	44,821

150	Honeywell International Inc.	7.500%	3/01/10	A	156,501

200	Lockheed Martin Corporation	8.200%	12/01/09	A–	207,861
665	Total Aerospace & Defense				677,477
	Auto Components – 0.1%

50	Goodyear Tire & Rubber Company	6.318%	12/01/09	BB–	45,750
	Beverages – 0.3%

125	Diageo Finance BV	3.875%	4/01/11	A–	120,938
	Chemicals – 0.1%

65	ARCO Chemical Company (8)	10.250%	11/01/10	Caa3	10,725

50	NOVA Chemicals Corporation	7.400%	4/01/09	B+	46,375
115	Total Chemicals				57,100
	Commercial Banks – 1.3%

153	Bank One Corporation	7.875%	8/01/10	Aa3	160,426

175	Goldman Sachs Group, Inc.	6.600%	1/15/12	A1	172,783

135	Wells Fargo & Company	4.200%	1/15/10	Aa1	135,453

75	Wells Fargo & Company	5.250%	10/23/12	Aa1	76,455
538	Total Commercial Banks				545,117
	Commercial Services & Supplies – 0.9%

60	Allied Waste North America	6.500%	11/15/10	BBB	57,925

200	International Lease Finance Corporation	6.375%	3/15/09	A–	192,022

125	Waste Management Inc.	7.375%	8/01/10	BBB	126,720
385	Total Commercial Services & Supplies				376,667
	Communications Equipment – 0.3%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	129,832
	Computers & Peripherals – 0.7%

100	Hewlett Packard Company	6.500%	7/01/12	A	107,707

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	129,593

50	Seagate Technology HDD Holdings	4.723%	10/01/09	Ba1	46,000
275	Total Computers & Peripherals				283,300
	Consumer Finance – 0.5%

100	Ford Credit de Mexico Finance S.A.	4.904%	3/20/09	B–	95,500

50	Ford Motor Credit Company	5.800%	1/12/09	CCC+	49,859

35	Ford Motor Credit Company	9.875%	8/10/11	CCC+	25,834

50	SLM Corporation	4.000%	1/15/09	Baa2	49,772
235	Total Consumer Finance				220,965

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.2%

$50	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	$49,500

60	Tekni-Plex Inc.	10.875%	8/15/12	Caa1	36,900
110	Total Containers & Packaging				86,400
	Diversified Financial Services – 0.4%

150	General Electric Capital Corporation	4.125%	9/01/09	AAA	150,531
	Diversified Telecommunication Services – 2.1%

225	BellSouth Corporation	4.200%	9/15/09	A	225,921

150	Comcast Corporation	5.450%	11/15/10	BBB+	148,327

125	GTE Corporation – Verizon	7.510%	4/01/09	A	125,468

50	Qwest Capital Funding Inc.	7.000%	8/03/09	B+	49,250

50	Sprint Capital Corporation	6.375%	5/01/09	BB	49,691

150	Time Warner Cable Inc.	5.400%	7/02/12	BBB+	140,171

150	Verizon Communications	5.875%	1/17/12	A	147,769
900	Total Diversified Telecommunication Services				886,597
	Electric Utilities – 1.5%

150	American Electric Power	5.375%	3/15/10	BBB	148,942

125	Exelon Corporation	6.750%	5/01/11	Baa1	122,060

100	FirstEnergy Corporation	6.450%	11/15/11	BBB–	94,586

50	Orion Power Holdings	12.000%	5/01/10	BB	50,250

150	Pacific Gas and Electric Company	3.600%	3/01/09	A3	149,590

50	TNP Enterprises Inc.	6.250%	1/15/09	Baa3	49,825
625	Total Electric Utilities				615,253
	Electrical Equipment – 0.3%

125	Emerson Electric Company	7.125%	8/15/10	A	131,204
	Energy Equipment & Services – 0.6%

150	El Paso Energy Corporation	6.750%	5/15/09	BB–	148,607

50	Sonat Inc.	7.625%	7/15/11	BB–	45,837

60	Southwestern Energy Company	7.625%	5/01/27	Ba2	57,450
260	Total Energy Equipment & Services				251,894
	Food & Staples Retailing – 0.3%

125	CVS Caremark Corporation	5.750%	8/15/11	BBB+	125,507
	Food Products – 0.7%

110	General Mills, Inc.	6.000%	2/15/12	BBB+	114,191

175	Kraft Foods Inc.	5.625%	11/01/11	BBB+	178,928
285	Total Food Products				293,119
	Health Care Providers & Services – 0.1%

50	HCA Inc.	8.750%	9/01/10	B–	48,250
	Hotels, Restaurants & Leisure – 0.1%

40	Universal City Development Partners	11.750%	4/01/10	B+	25,900
	Household Durables – 0.1%

25	Toll Corporation	8.250%	2/01/11	BB+	23,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Products – 0.4%

$150	Clorox Company	4.200%	1/15/10	BBB+	$148,225
	Independent Power Producers & Energy Traders – 0.1%

50	AES Corporation	8.750%	5/15/13	BB+	48,250
	Industrial Conglomerates – 0.2%

125	Textron Financial Corporation	5.125%	2/03/11	Baa1	94,122
	IT Services – 0.0%

40	Unisys Corporation	6.875%	3/15/10	B+	19,000
	Machinery – 0.3%

125	John Deere Capital Corporation	5.650%	7/25/11	A	124,973
	Media – 1.0%

50	Cablevision Systems Corporation	8.125%	7/15/09	BB	49,875

50	Clear Channel Communications, Inc.	4.250%	5/15/09	CCC+	44,250

150	Cox Communications, Inc.	7.750%	11/01/10	BBB–	147,288

40	Sinclair Broadcast Group	8.000%	3/15/12	BB–	30,200

125	Walt Disney Company	5.700%	7/15/11	A	132,701
415	Total Media				404,314
	Metals & Mining – 0.2%

50	Freeport McMoran Copper & Gold, Inc.	5.883%	4/01/15	BBB–	33,063

80	Ispat Inland Inc.	9.750%	4/01/14	BBB+	68,477
130	Total Metals & Mining				101,540
	Multi-Utilities – 0.5%

50	Aquila, Inc.	11.875%	7/01/12	BBB	50,535

150	Sempra Energy	4.750%	5/15/09	BBB+	148,149
200	Total Multi-Utilities				198,684
	Oil, Gas & Consumable Fuels – 2.9%

175	Amerada Hess Corporation	6.650%	8/15/11	Baa2	175,034

175	Anadarko Finance Company	6.750%	5/01/11	BBB–	175,155

100	Apache Corporation	6.250%	4/15/12	A–	104,803

150	Halliburton Company	5.500%	10/15/10	A	153,272

150	Ocean Energy Inc.	7.250%	10/01/11	BBB+	154,098

150	Phillips Petroleum Company	8.750%	5/25/10	A1	158,142

150	Valero Energy Corporation	6.875%	4/15/12	BBB	150,953

125	XTO Energy, Inc.	5.900%	8/01/12	BBB	121,990
1,175	Total Oil, Gas & Consumable Fuels				1,193,447
	Paper & Forest Products – 0.1%

40	Rock-Tenn Company	8.200%	8/15/11	BB	38,200
	Pharmaceuticals – 0.3%

125	American Home Products Corporation, Wyeth	6.950%	3/15/11	A+	130,239
	Road & Rail – 0.1%

50	Kansas City Southern Railway Company	7.500%	6/15/09	BB–	50,374

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Software – 0.3%

$125	Oracle Corporation	5.000%	1/15/11	A	$128,433
	Tobacco – 0.2%

75	Reynolds American Inc.	6.500%	7/15/10	BBB	74,550
	Trading Companies & Distributors – 0.1%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	46,851
	Wireless Telecommunication Services – 0.3%

125	Vodafone Group PLC	5.500%	6/15/11	A–	124,651
$8,208	Total Corporate Bonds (cost $8,383,058)				8,020,654

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 51.0%

	U.S. Treasury Bonds/Notes – 51.0%

$300	United States of America Treasury Bonds/Notes	8.000%	11/15/21	AAA	$454,969

100	United States of America Treasury Bonds/Notes	5.380%	2/15/31	AAA	137,438

2,550	United States of America Treasury Bonds/Notes (9)	3.125%	11/30/09	AAA	2,614,051

750	United States of America Treasury Bonds/Notes	3.500%	12/15/09	AAA	772,618

9,900	United States of America Treasury Bonds/Notes (9)	2.130%	1/31/10	AAA	10,084,467

300	United States of America Treasury Bonds/Notes	6.500%	2/15/10	AAA	320,086

700	United States of America Treasury Bonds/Notes	4.500%	5/15/10	AAA	739,403

1,700	United States of America Treasury Bonds/Notes	4.500%	11/30/11	AAA	1,873,055

150	United States of America Treasury Bonds/Notes	4.750%	1/31/12	AAA	166,875

400	United States of America Treasury Bonds/Notes	4.880%	2/15/12	AAA	447,719

200	United States of America Treasury Bonds/Notes	3.750%	11/15/18	AAA	226,469

1,000	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/11	AAA	979,256

55	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/14	AAA	49,260

800	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/28	AAA	427,934

2,800	United States of America Treasury Securities, STRIPS (P/O)	0.000%	11/15/21	AAA	1,817,641
$21,705	Total U.S. Government and Agency Obligations (cost $20,557,930)				21,111,241

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 21.6%

	Autos – 11.2%

$136	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$135,409

225	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	209,229

230	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	224,617

340	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	317,620

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AAA	139,311

400	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	373,834

450	Harley-Davidson Motorcycle Trust, Series 2007-2A3	5.010%	5/15/12	AAA	447,023

100	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	98,348

450	Nissan Auto Receivables Owner Trust 2008-B, A3	4.460%	4/16/12	AAA	421,776

400	Nissan Auto Receivables Owners Trust 2008-C (10)	5.930%	7/16/12	AAA	400,574

450	Nissan Auto Receveivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	434,032

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Autos (continued)

$270		USAA Auto Owner Trust 2006-2	5.370%	2/15/12	AAA	$263,467

160		USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	151,300

1,008		Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A (10)	5.470%	3/20/13	AAA	1,008,000
4,777		Total Autos				4,624,540
		Credit Cards – 9.7%

400		American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	384,736

890		Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	AAA	833,529

160		Citibank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	158,234

650		Citibank Credit Card Issuance Trust, Series 2006-A4	5.450%	5/10/13	AAA	623,253

270		Citibank Credit Card Issuance Trust, Series 2007 (10)	5.000%	11/08/12	A	229,647

234		Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	220,262

300		General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	292,761

300		Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	292,993

350		MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	338,191

450		MBNA Master Credit Card Trust 1999-B A	5.900%	8/15/11	AAA	448,267

210		MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	210,738
4,214		Total Credit Cards				4,032,611
		Home Equity – 0.7%

265		Federal National Mortgage Association Pool 838948	5.090%	8/01/35	AAA	270,264

—	(3)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—

69		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2 (10)	5.000%	10/25/35	AAA	44,010
334		Total Home Equity				314,274
$9,325		Total Asset-Backed Securities (cost $9,295,036)				8,971,425

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 1.9%

		Colombia – 1.2%

1,050,000	COP	Republic of Colombia	12.000%	10/22/15	BB+	$515,764
		Turkey – 0.7%

$250		Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	271,875
		Total Sovereign Debt (cost $869,572)				787,639

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 4.4%

	U.S. Government and Agency Obligations – 3.2%

$1,300	Federal Home Loan Banks, Discount Notes	0.000%	1/06/09	AAA	$1,299,991
	Repurchase Agreements – 1.2%

505	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/08, repurchase price $504,648, collateralized by $360,000 U.S. Treasury Bonds, 4.750%, due 2/15/37, value $515,376	0.010%	1/02/09	N/A	504,648
$1,805	Total Short-Term Investments (cost $1,804,639)				1,804,639

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2008

Type	Counterparty	Put Notional Amount		Call Notional Amount (5)		Expiration Date	Strike Price		Value

	PUT OPTIONS – 0.1%

Currency Option	Goldman Sachs	400,000	USD	4,800,000	MXN	6/12/09	12.000	MXN	$10,414

Currency Option	Morgan Stanley	700,000	EUR	916,860	USD	3/17/09	1.310	USD	20,498
	Total Put Options (cost $27,948)								30,912

	Total Investments (cost $40,938,183) – 98.3%								40,726,510

Type	Counterparty	Put Notional Amount (6)		Call Notional Amount		Expiration Date	Strike Price		Value

	Call Options Written – (0.0)%

Currency Option	Goldman Sachs	(8,224,000)	MXN	(400,000)	USD	6/12/09	20.560	MXN	$(11,230)

Currency Option	Morgan Stanley	(1,101,450)	USD	(700,000)	EUR	3/17/09	1.574	USD	(7,098)
	Total Call Options Written (premiums received $27,948)								(18,328)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium		Value

	Put Swaptions Written – (0.0)%

OTC-10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR-BBA	TBD	TBD	1/20/09	$(1,120,000)	USD	$(25,648)	USD	$(12,361)
	Total Put Swaptions Written (premiums received $25,648)									(12,361)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium		Value

	Call Swaptions Written – (0.1)%

OTC-10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR-BBA	TBD	TBD	1/20/09	$(1,120,000)	USD	$(25,648)	USD	$(32,903)
	Total Call Swaptions Written (premiums received $25,648)									(32,903)

	Other Assets Less Liabilities – 1.8%									750,142

	Net Assets – 100%									$41,413,060

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	75,000	U.S. Dollar	52,104	2/09/09	$15
Brazilian Real	1,195,330	U.S. Dollar	501,818	1/05/09	(10,759)
Canadian Dollar	300,812	U.S. Dollar	244,431	1/22/09	842
Colombian Peso	474,500,000	U.S. Dollar	201,315	2/06/09	(8,595)
Euro	400,000	U.S. Dollar	549,980	1/22/09	(5,614)
Hungarian Forint	101,188,984	U.S. Dollar	535,391	1/05/09	6,354
New Zealand Dollar	110,000	U.S. Dollar	64,430	2/27/09	602
Singapore Dollar	707,477	U.S. Dollar	480,509	1/22/09	(10,259)
Swiss Franc	579,056	U.S. Dollar	504,624	1/22/09	(39,524)
U.S. Dollar	240,000	Brazilian Real	571,200	1/05/09	4,940
U.S. Dollar	260,000	Brazilian Real	624,130	1/05/09	7,637
U.S. Dollar	499,058	Hungarian Forint	101,188,984	1/05/09	29,979
U.S. Dollar	216,310	New Turkish Lira	336,795	1/15/09	785
U.S. Dollar	324,701	South African Rand	3,273,637	1/15/09	28,300
U.S. Dollar	111,202	Mexican Peso	1,500,000	1/22/09	(3,536)
U.S. Dollar	110,906	Mexican Peso	1,500,000	1/22/09	(3,240)
U.S. Dollar	495,474	Brazilian Real	1,195,330	2/03/09	11,249
U.S. Dollar	28,013	Colombian Peso	65,635,000	2/06/09	1,023
U.S. Dollar	50,966	Australian Dollar	75,000	2/09/09	1,124
U.S. Dollar	496,523	Australian Dollar	750,000	2/19/09	23,902
U.S. Dollar	98,062	South African Rand	980,000	2/27/09	6,370
U.S. Dollar	531,874	Hungarian Forint	101,188,984	3/04/09	(7,556)
U.S. Dollar	106,534	Philippine Peso	5,478,000	3/04/09	7,985
U.S. Dollar	102,263	Indian Rupee	5,423,000	3/05/09	8,422
					$50,446

Interest Rate Swaps outstanding at December 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	8,600,000 NOK	Pay	6-Month NOK-NIBOR-NIBR	4.400%	Annually		12/23/18	$(17,671)	$(17,671)
BNP Paribas	900,000 USD	Receive	12-Month CPI-U	2.650	3/04/10	(7)	3/04/10	(19,750)	(19,750)
BNP Paribas	900,000 USD	Pay	12-Month CPI-U	2.840	3/04/15	(7)	3/04/15	18,431	18,431
BNP Paribas	11,715,000 CZK	Receive	6-Month CZK-PRIBOR	4.210	Annually		8/11/18	(52,388)	(52,388)
Citibank	3,500,000 AUD	Pay	6-Month AUD-BBR-BBSW	5.900	Semi-Annually		10/22/18	299,731	299,731
Citibank	1,534,736 USD	Receive	3-Month USD-LIBOR-BBA	4.640	11/15/21	(7)	11/15/21	(349,899)	(349,899)
Citibank	7,250,000 AUD	Receive	3-Month AUD-BBR-BBSW	5.140	Quarterly		10/20/10	(136,487)	(126,128)
Citibank	850,000 AUD	Receive	6-Month AUD-BBR-BBSW	5.030	Semi-Annually		10/20/38	(210,886)	(210,886)
Credit Suisse	1,000,000 NZD	Pay	3-Month NZD-BBR-FRA	7.240	Semi-Annually		7/11/18	115,127	115,127
Deutsche Bank AG	4,750,000 ILS	Pay	3-Month TELBOR	4.660	Annually		12/24/18	2,326	2,326
Goldman Sachs	8,000,000 MXN	Pay	28-Day MXN-TIIE	9.750	Monthly		7/04/18	55,464	55,464
Goldman Sachs	6,650,000 ZAR	Receive	3-Month ZAR-JIBAR	9.950	Quarterly		10/23/18	(106,875)	(106,875)
Goldman Sachs	750,000 GBP	Pay	6-Month GBP-LIBOR-BBA	3.605	Semi-Annually		12/19/18	12,674	12,674
JPMorgan	2,850,000 ZAR	Receive	3-Month ZAR-JIBAR	9.940	Quarterly		8/07/18	(44,833)	(44,833)
JPMorgan	6,550,000 PLN	Receive	6-Month PLN-WIBOR-WIBO	4.400	Annually		12/23/13	(13,400)	(13,400)
Royal Bank of Scotland	1,550,000 USD	Pay	3-Month USD-LIBOR-BBA	4.547	Semi-Annually		6/02/15	207,583	207,583
Royal Bank of Scotland	825,000 USD	Receive	3-Month USD-LIBOR-BBA	3.580	Semi-Annually		6/02/10	(24,615)	(24,615)
UBS	1,500,000 USD	Receive	3-Month USD-LIBOR-BBA	5.120	Semi-Annually		6/02/28	(517,146)	(517,146)
									$(772,255)

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2008

Credit Default Swaps outstanding at December 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Credit Suisse	Whirlpool Corporation	Buy	$600,000	3.000%	12/20/13	$20,262	$20,262
Goldman Sachs	Georgia-Pacific LLC	Sell	100,000	2.250	6/20/09	(2,647)	(2,647)
Goldman Sachs	Smurfit-Stone Container Enterprises, Inc.	Sell	100,000	3.600	6/20/09	(46,400)	(46,400)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	50,000	5.000	6/20/09	(5,125)	(4,000)
Goldman Sachs	Newell Rubbermaid Inc.	Buy	800,000	1.220	12/20/13	24,220	24,220
Goldman Sachs	DJ Investment Grade CDX	Sell	2,000,000	5.000	12/20/13	(398,480)	(8,480)
							$(17,045)

Futures Contracts outstanding at December 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	71	3/09	$15,482,438	$112,178
U.S. 5-Year Treasury Note	Short	(67)	3/09	(7,976,664)	(60,084)
U.S. 10-Year Treasury Note	Long	1	3/09	125,750	1,966
U.S. 30-Year Treasury Bond	Long	13	3/09	1,794,609	55,649
					$109,709

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000) rounds to less than $1,000.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(6)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(7)	Fixed Rate Payment due upon contract termination.

(8)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board of Trustees.

N/A	Not applicable/not available.
I/O	Interest only security.
P/O	Principal only security.
OTC	Over-The-Counter market transaction.
TBD	To be determined. The payer of the floating rate will be determined once the swaption has been exercised.
AUD	Australian Dollar
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand
AUD-BBR-BBSW	Australia Bill Bank Rate
CPI-U	USA-Non-Revised Consumer Price Index-Urban
CZK-PRIBOR	Prague Inter-Bank Offered Rate
GBP-LIBOR-BBA	British Pound-London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilbrium Interest Rate
NOK-NIBOR-NIBR	Norwegian Krone-Norwegian Inter-Bank Offered Rate
NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
PLN-WIBOR-WIBO	Polish Zloty-Warsaw Inter-Bank Offered Rate
TELBOR	Tel Aviv Inter-Bank Offered Rate
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate
ZAR-JIBAR	Johannesburg Inter-Bank Agreed Rate

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$18,341,796	$20,702,483	$1,682,231	$40,726,510
Derivatives*	109,709	(738,854)	—	(629,145)
Call/Put options and swaptions written	—	(63,592)	—	(63,592)
Total	$18,451,505	$19,900,037	$1,682,231	$40,033,773

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Assets:	Level 3 Investments
Beginning balance	$—
Gain/losses:
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	643
Purchases, sales, issuances, and settlements (net)	1,407,931
Transfers in and/or out of Level 3	273,657
Ending balance	$1,682,231

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $41,064,679.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$545,825
Depreciation	(883,994)
Net unrealized appreciation (depreciation) of investments	$(338,169)

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Diversified Telecommunication Services – 0.1%

$100	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$72,000
$100	Total Convertible Bonds (cost $92,354)				72,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 11.7%

	Aerospace & Defense – 0.4%

$50	BE Aerospace Inc.	8.500%	7/01/18	BB+	$45,125

12	Boeing Capital Corporation	5.800%	1/15/13	A+	12,138

50	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	43,563

35	General Dynamics Corporation	4.250%	5/15/13	A	35,033

40	Hawker Beechcraft Acquisition Company	9.750%	4/01/17	B–	11,000

40	Honeywell International Inc.	7.500%	3/01/10	A	41,734

20	Lockheed Martin Corporation	7.650%	5/01/16	A–	23,084

8	United Technologies Corporation	7.500%	9/15/29	A	9,675
255	Total Aerospace & Defense				221,352
	Auto Components – 0.1%

70	Allison Transmission Inc.	11.000%	11/01/15	B–	34,650
	Beverages – 0.0%

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,018

5	Diageo Capital, PLC	5.750%	10/23/17	A–	4,846

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	10,021
22	Total Beverages				21,885
	Building Products – 0.1%

40	Dayton Superior Corporation	13.000%	6/15/09	CCC–	23,700

4	Masco Corporation	5.875%	7/15/12	BBB	3,282

40	Norcraft Holdings LP	9.750%	9/01/12	B–	30,000

40	Nortek Inc.	10.000%	12/01/13	B1	27,400
124	Total Building Products				84,382
	Chemicals – 0.2%

6	Dow Chemical Company	7.375%	11/01/29	Baa1	5,665

30	Equistar Chemicals LP (9)	7.550%	2/15/26	Caa3	3,900

30	MacDermid, Inc.	9.500%	4/15/17	CCC+	15,750

50	Methanex Corporation	8.750%	8/15/12	BBB–	45,000

65	NOVA Chemicals Corporation	5.953%	11/15/13	Ba3	25,025

2	Praxair, Inc.	6.375%	4/01/12	A	2,100
183	Total Chemicals				97,440
	Commercial Banks – 2.0%

6	Charter One Bank FSB	6.375%	5/15/12	A1	5,915

225	Citigroup, Inc.	6.125%	11/21/17	A	227,758

290	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	263,198

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks (continued)

$80	JP Morgan Chase & Company	5.375%	10/01/12	Aa2	$81,905

210	JP Morgan Chase & Company	6.000%	1/15/18	Aa2	222,047

4	Key Bank NA	7.000%	2/01/11	A2	3,881

25	National City Bank	6.200%	12/15/11	A1	23,484

38	PNC Funding Corporation	7.500%	11/01/09	A	37,954

6	SunTrust Banks Inc.	6.375%	4/01/11	A+	6,074

9	US Bank NA Minnesota	6.375%	8/01/11	AA	9,368

74	Wachovia Corporation	5.250%	8/01/14	A	69,013

170	Wells Fargo & Company	5.250%	10/23/12	Aa1	173,299
1,137	Total Commercial Banks				1,123,896
	Commercial Services & Supplies – 0.6%

30	Ahern Rentals Inc.	9.250%	8/15/13	B+	6,150

50	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	49,501

210	International Lease Finance Corporation	6.375%	3/15/09	A–	201,624

105	Quebecor Media Inc.	7.750%	3/15/16	B	71,400
395	Total Commercial Services & Supplies				328,675
	Communications Equipment – 0.0%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	10,607

1	Motorola, Inc.	7.625%	11/15/10	Baa2	887

3	Motorola, Inc.	7.500%	5/15/25	Baa2	1,646
14	Total Communications Equipment				13,140
	Computers & Peripherals – 0.1%

35	Hewlett Packard Company	4.500%	3/01/13	A	35,561

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	36,180
70	Total Computers & Peripherals				71,741
	Consumer Finance – 0.3%

150	Ford Credit de Mexico Finance S.A.	4.904%	3/20/09	B–	143,250

60	Ford Motor Credit Company	9.875%	8/10/11	CCC+	44,286

12	SLM Corporation	5.375%	1/15/13	Baa2	8,805
222	Total Consumer Finance				196,341
	Containers & Packaging – 0.3%

50	Berry Plastics Corporation	9.503%	2/15/15	B+	34,750

95	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	62,225

50	Owens-Illinois Inc.	7.800%	5/15/18	B+	44,750

40	Tekni-Plex Inc.	10.875%	8/15/12	Caa1	24,600
235	Total Containers & Packaging				166,325
	Diversified Financial Services – 0.3%

65	Citigroup Inc.	6.000%	10/31/33	A–	57,356

65	General Electric Capital Corporation, Medium Term Notes	5.625%	9/15/17	AAA	65,498

40	International Lease Finance Corporation	5.650%	6/01/14	A–	26,158

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	Aa3	18,099
188	Total Diversified Financial Services				167,111

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 0.7%

$50	AT&T, Inc.	6.800%	5/15/36	A	$56,722

50	Charter Communications, CCO Holdings LLC	8.750%	11/15/13	Caa1	31,750

90	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	69,300

40	Citizens Communications Company	9.000%	8/15/31	BB	25,400

50	FairPoint Communications Inc.	13.125%	4/01/18	B+	24,250

95	Sprint Capital Corporation	6.900%	5/01/19	BB	67,561

55	Verizon Communications	6.250%	4/01/37	A	57,145

85	Windstream Corporation, 144A	8.625%	8/01/16	BB	75,650
515	Total Diversified Telecommunication Services				407,778
	Electric Utilities – 0.8%

35	American Electric Power	5.250%	6/01/15	BBB	32,347

20	Carolina Power and Light Company	5.125%	9/15/13	A2	20,084

45	Dominion Resources Inc.	6.250%	6/30/12	A–	45,178

14	Duke Capital LLC	5.668%	8/15/14	Baa1	12,294

105	Duke Energy Corporation	6.250%	1/15/12	A–	108,873

80	Energy Future Holdings	10.875%	11/01/17	B–	57,200

75	Exelon Corporation	4.900%	6/15/15	Baa1	61,568

45	FirstEnergy Corporation	6.450%	11/15/11	BBB–	42,564

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	4,743

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	17,049

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	9,290

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	5,105

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	10,534

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	8,664
475	Total Electric Utilities				435,493
	Electrical Equipment – 0.1%

25	Emerson Electric Company	5.250%	10/15/18	A	25,583

5	UCAR Finance Inc.	10.250%	2/15/12	BB	4,575
30	Total Electrical Equipment				30,158
	Energy Equipment & Services – 0.5%

50	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B+	25,250

70	Helix Energy Solutions	9.500%	1/15/16	BB–	37,450

85	Kinder Morgan Finance	5.700%	1/05/16	Ba1	63,750

40	SandRidge Energy	8.000%	6/01/18	B–	22,400

50	Seitel Inc.	9.750%	2/15/14	B–	18,250

40	Southwestern Energy Company	7.625%	5/01/27	Ba2	38,300

35	Targa Resources Inc.	8.500%	11/01/13	B3	19,075

70	Targa Resources Inc.	8.250%	7/01/16	B	43,750
440	Total Energy Equipment & Services				268,225

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing – 0.1%

$25	CVS Caremark Corporation	5.750%	8/15/11	BBB+	$25,101

2	Kroger Co.	7.500%	4/01/31	Baa2	2,227

50	Wal-Mart Stores, Inc.	5.800%	2/15/18	AA	55,427
77	Total Food & Staples Retailing				82,755
	Food Products – 0.5%

100	General Mills, Inc.	6.000%	2/15/12	BBB+	103,810

27	Kellogg Company	7.450%	4/01/31	A3	33,087

85	Kraft Foods Inc.	6.125%	2/01/18	BBB+	83,434

70	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	38,150
282	Total Food Products				258,481
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	1,839
	Health Care Providers & Services – 0.2%

50	HCA Inc.	8.750%	9/01/10	B–	48,250

50	HealthSouth Corporation	10.750%	6/15/16	CCC+	46,125
100	Total Health Care Providers & Services				94,375
	Hotels, Restaurants & Leisure – 0.0%

53	Harrah’s Operating Company, Inc.	10.750%	2/01/16	CCC	15,370

11	Harrah’s Operating Company, Inc.	10.000%	12/15/18	B	4,070
64	Total Hotels, Restaurants & Leisure				19,440
	Household Durables – 0.1%

25	K. Hovnanian Enterprises Inc.	11.500%	5/01/13	Ba3	19,125

25	Toll Corporation	8.250%	2/01/11	BB+	23,000
50	Total Household Durables				42,125
	Household Products – 0.0%

20	Procter and Gamble Company	4.850%	12/15/15	AA–	21,819
	Insurance – 0.1%

35	Allstate Corporation	7.200%	12/01/09	A+	35,390

55	Prudential Financial Inc.	4.750%	4/01/14	A+	45,401
90	Total Insurance				80,791
	IT Services – 0.2%

80	First Data Corporation	9.875%	9/24/15	B	48,800

55	Sungard Data Systems Inc.	10.625%	5/15/15	B	47,300
135	Total IT Services				96,100
	Machinery – 0.0%

5	Caterpillar Inc.	6.050%	8/15/36	A	4,885

15	Deere & Company	6.950%	4/25/14	A	15,921
20	Total Machinery				20,806
	Media – 0.8%

100	AOL Time Warner	6.875%	5/01/12	BBB+	96,139

55	Comcast Corporation	6.450%	3/15/37	BBB+	54,908

90	Echostar DBS Corporation	7.125%	2/01/16	BB–	75,600

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$70	Mediacom LLC	9.500%	1/15/13	B–	$53,200

40	News America, Inc., 144A	6.150%	3/01/37	BBB+	37,441

96	Sinclair Broadcast Group	8.000%	3/15/12	BB–	72,480

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB+	33,640

25	Valassis Communications Inc.	8.250%	3/01/15	B–	6,625

25	Walt Disney Company	6.000%	7/17/17	A	26,541

2	Walt Disney Company	7.000%	3/01/32	A	2,359
538	Total Media				458,933
	Metals & Mining – 0.7%

45	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	17,325

25	BHP Billiton Finance Limited	5.250%	12/15/15	A+	22,415

95	California Steel Industries Inc.	6.125%	3/15/14	BB–	57,475

50	Freeport McMoran Copper & Gold, Inc.	6.875%	2/01/14	Baa1	45,047

70	Ispat Inland Inc.	9.750%	4/01/14	BBB+	59,917

30	Noranda Aluminum Acquisition Corporation	6.828%	5/15/15	B–	10,350

30	Russel Metals Inc.	6.375%	3/01/14	BB	23,250

75	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	55,125

25	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	17,438

75	Tube City IMS Corporation	9.750%	2/01/15	B–	26,625

60	United States Steel Corporation	6.050%	6/01/17	Baa3	39,287
580	Total Metals & Mining				374,254
	Multiline Retail – 0.3%

55	Dollar General Corporation	11.875%	7/15/17	Caa2	47,300

8	Federated Department Stores, Inc.	6.900%	4/01/29	BBB–	4,373

70	J.C. Penney Corporation Inc.	5.750%	2/15/18	BBB–	46,540

65	Target Corporation	5.375%	5/01/17	A+	59,226
198	Total Multiline Retail				157,439
	Multi-Utilities – 0.1%

50	Aquila, Inc.	11.875%	7/01/12	BBB	50,535

50	Dynegy Holdings, Inc.	7.750%	6/01/19	B	34,750
100	Total Multi-Utilities				85,285
	Oil, Gas & Consumable Fuels – 1.1%

40	Apache Corporation	6.000%	1/15/37	A–	38,916

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	11,076

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB+	9,835

33	Halliburton Company	5.500%	10/15/10	A	33,720

35	Mariner Energy Corporation	8.000%	5/15/17	B+	18,375

25	Markwest Energy Partners LP	8.750%	4/15/18	B+	15,625

20	Occidental Petroleum Corporation	6.750%	1/15/12	A	20,848

100	Petrohawk Energy Corporation	7.875%	6/01/15	B	74,500

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	45,076

50	Range Resources Corporation	7.250%	5/01/18	BB	42,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$245	Subcor Energy Inc.	6.100%	6/01/18	A–	$211,487

10	Tosco Corporation	8.125%	2/15/30	A1	11,590

10	Valero Energy Corporation	7.500%	4/15/32	BBB	8,014

100	W&T Offshore, Inc.	8.250%	6/15/14	B	54,500

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	9,763
748	Total Oil, Gas & Consumable Fuels				605,325
	Paper & Forest Products – 0.3%

38	Buckeye Technologies Inc.	8.000%	10/15/10	B	34,770

30	Mercer International Inc.	9.250%	2/15/13	B	15,150

80	Rock-Tenn Company	8.200%	8/15/11	BB	76,400

50	Rock-Tenn Company	5.625%	3/15/13	BB	43,250

8	Westvaco Corporation	8.200%	1/15/30	BBB	6,102
206	Total Paper & Forest Products				175,672
	Pharmaceuticals – 0.1%

20	GlaxoSmithKline Capital	5.650%	5/15/18	A+	21,045

10	Schering-Plough Corporation	6.000%	9/15/17	A–	9,916

3	Schering-Plough Corporation	6.750%	12/01/33	A–	3,144

20	Wyeth	5.500%	3/15/13	A+	20,391
53	Total Pharmaceuticals				54,496
	Real Estate Management & Development – 0.0%

22	ERP Operating LP	6.625%	3/15/12	BBB+	18,089
	Road & Rail – 0.1%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	18,307

13	Canadian National Railways Company	6.250%	8/01/34	A–	14,026

10	CSX Corporation	5.600%	5/01/17	BBB–	8,898

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	18,250

10	Union Pacific Corporation	5.650%	5/01/17	BBB	9,609
68	Total Road & Rail				69,090
	Software – 0.0%

14	Computer Associates International, Inc.	4.750%	12/01/09	BB+	13,300
	Wireless Telecommunication Services – 0.5%

50	Cricket Communications Inc.	10.000%	7/15/15	B–	46,000

105	Metro Wireless Inc.	9.250%	11/01/14	B	94,500

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB–	57,096

80	Vodafone Group PLC	5.350%	2/27/12	A–	79,035
295	Total Wireless Telecommunication Services				276,631
$8,037	Total Corporate Bonds (cost $7,793,505)				6,675,637

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.8%

	U.S. Treasury Bonds/Notes – 37.8%

$100	United States of America Treasury Bonds/Notes	6.380%	8/15/27	AAA	$146,375

550	United States of America Treasury Bonds/Notes (10)	5.250%	2/15/29	AAA	729,524

500	United States of America Treasury Bonds/Notes	5.380%	2/15/31	AAA	687,188

170	United States of America Treasury Bonds/Notes	4.375%	2/15/38	AAA	227,747

100	United States of America Treasury Bonds/Notes	1.250%	11/30/10	AAA	101,078

500	United States of America Treasury Bonds/Notes	4.500%	9/30/11	AAA	548,790

1,700	United States of America Treasury Bonds/Notes	4.500%	11/30/11	AAA	1,873,055

55	United States of America Treasury Bonds/Notes	3.880%	5/15/18	AAA	62,734

5,200	United States of America Treasury Securities, STRIPS (I/O) (10)	0.000%	8/15/11	AAA	5,092,131

1,000	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/13	AAA	931,461

6,455	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/18	AAA	4,847,324

1,250	United States of America Treasury Securities, STRIPS (I/O)	0.000%	11/15/18	AAA	932,986

4,165	United States of America Treasury Securities, STRIPS (I/O)	0.000%	2/15/31	AAA	2,105,899

5,000	United States of America Treasury Securities, STRIPS (P/O)	0.000%	11/15/21	AAA	3,245,790
$26,745	Total U.S. Government and Agency Obligations (cost $19,413,502)				21,532,082

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 61.7%

	Autos - Asset Backed Securities – 6.8%

$227	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$225,681

230	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	224,617

113	Daimer Chrysler Auto Trust, Series 2006D	4.980%	2/08/11	AAA	111,564

141	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AAA	124,322

400	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	373,834

180	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	177,027

580	Nissan Auto Receivables Owners Trust 2008-C (11)	5.930%	7/16/12	AAA	580,833

700	Nissan Auto Receivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	675,162

1,400	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A (11)	5.470%	3/20/13	AAA	1,400,000
3,971	Total Autos				3,893,040
	Credit Cards - Asset Backed Securities – 8.8%

175	American Express Credit Card Master Trust, Class C Series 2007-6	1.590%	1/15/13	BBB	114,147

500	American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	480,920

82	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1 (11)	6.000%	6/25/35	Aaa	47,440

310	Bank of America Credit Card Trust 2006 Series B3 (11)	1.280%	1/17/12	A+	290,478

160	Chase Issuance Trust 05-A3 A	1.220%	10/17/11	AAA	159,042

850	Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	AAA	796,067

200	Citibank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	197,792

750	Citibank Credit Card Issuance Trust, Series 2006-A4	5.450%	5/10/13	AAA	719,138

205	Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	192,964

500	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	487,936

500	Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	488,322

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Credit Cards - Asset Backed Securities (continued)

$700		MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	$676,383

397		MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	398,394
5,329		Total Credit Cards				5,049,023
		Home Equity - Asset Backed Securities – 0.0%

—	(3)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—
		Other - Asset Backed Securities – 0.2%

99		SLM Student Loan Trust 2007-7 Class A1	3.680%	10/25/12	AAA	95,519
		Commercial - Mortgage-Backed Securities – 0.5%

350		Banc of America Commercial Mortgage Pass-Through Certificates, Series 2005	4.930%	7/10/45	AAA	284,945
		Residential - Mortgage-Backed Securities – 45.4%

—	(3)	Federal National Mortgage Association Pool 255814	5.500%	8/01/35	AAA	—

615		Federal National Mortgage Association Pool 735060	6.000%	11/01/34	AAA	635,160

290		Federal National Mortgage Association Pool 735606	4.413%	5/01/35	AAA	298,846

323		Federal National Mortgage Association Pool 824163	5.500%	4/01/35	AAA	331,120

265		Federal National Mortgage Association Pool 838948	5.090%	8/01/35	AAA	270,264

261		Federal National Mortgage Association Pool 847681	6.230%	12/01/36	AAA	269,257

338		Federal National Mortgage Association Pool 905597	6.070%	12/01/36	AAA	347,544

788		Federal National Mortgage Association Pool 946228	6.150%	9/01/37	AAA	808,800

3,000		Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	3,088,593

10,520		Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	10,741,909

107		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.930%	1/01/37	AAA	109,917

164		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	AAA	169,061

150		Federal Home Loan Mortgage Corporation, Mortgage Series 2963	5.500%	5/15/28	AAA	153,850

8,500		Government National Mortgage Association (MDR) (WI/DD)	4.500%	TBA	AAA	8,603,597

69		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2 (11)	5.000%	10/25/35	AAA	44,370
25,390		Total Residential				25,872,288
$35,139		Total Asset-Backed and Mortgage Backed Securities (cost $35,319,350)				35,194,815

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		CAPITAL PREFERRED SECURITIES – 0.0%

		Commercial Banks – 0.0%

$8		First Union Institutional Capital Securities I	8.040%	12/01/26	A1	$6,375
$8		Total Capital Preferred Securities (cost $8,622)				6,375

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 3.6%

		Colombia – 2.2%

$10		Republic of Colombia	8.250%	12/22/14	BBB–	$10,825

2,550,000	COP	Republic of Colombia	12.000%	10/22/15	BB+	1,252,569
		Total Colombia				1,263,394

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hungary – 0.1%

$60	Republic of Hungary, Treasury Bill	4.750%	2/03/15	A3	$50,475
	Israel – 0.1%

65	State of Israel	5.500%	11/09/16	A1	70,030
	Mexico – 0.1%

65	United Mexican States	6.625%	3/03/15	BBB+	69,225
	Poland – 0.1%

60	Republic of Poland	5.000%	10/19/15	A2	57,642
	Turkey – 1.0%

520	Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	565,500
	Total Sovereign Debt (cost $2,281,260)				2,076,266

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value
	MUNICIPAL BONDS – 0.3%

	Connecticut – 0.3%

$150	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		No Opt. Call	AA	$144,282
$150	Total Municipal Bonds (cost $150,000)				144,282

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 26.1%

	U.S. Government and Agency Obligations – 14.3%

$2,644	Federal Home Loan Banks, Discount Notes	0.000%	1/07/09	AAA	$2,643,980

1,500	Federal Home Loan Banks, Discount Notes	0.000%	1/30/09	AAA	1,499,819

4,000	Federal Home Loan Banks, Discount Notes	0.000%	1/02/09	AAA	3,999,944
8,144	Total U.S. Government and Agency Obligations (cost $8,143,743)				8,143,743
	Repurchase Agreements – 11.8%

6,737	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/08, repurchase price $6,736,579, collateralized by $4,800,000 U.S. Treasury Bonds, 4.750%, due 2/15/37, value $6,871,680	0.010%	1/02/09	N/A	6,736,575
$14,881	Total Short-Term Investments (cost $14,880,318)				14,880,318

Type	Counterparty	Put Notional Amount		Call Notional Amount (6)		Expiration Date	Strike Price		Value

	PUT OPTIONS – 0.1%

Currency Option	Goldman Sachs	600,000	USD	7,200,000	MXN	6/12/09	12.000	MXN	$15,622

Currency Option	Morgan Stanley	1,000,000	EUR	1,309,800	USD	3/17/09	1.310	USD	29,282
	Total Put Options (cost $40,722)								44,904

	Total Investments (cost $79,979,633) – 141.4%								80,626,679

Type	Counterparty	Put Notional Amount (7)		Call Notional Amount		Expiration Date	Strike Price		Value

	Call Options Written – (0.1)%

Currency Option	Goldman Sachs	(12,336,000)	MXN	(600,000)	USD	6/12/09	20.560	MXN	$(16,845)

Currency Option	Morgan Stanley	(1,573,500)	USD	(1,000,000)	EUR	3/17/09	1.574	USD	(10,140)
	Total Call Options Written (premiums received $40,722)								(26,985)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

	Put Swaptions Written – (0.0)%

OTC-10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR-BBA	TBD	TBD	1/20/09	$(1,720,000)	$(39,388)	$(18,983)
	Total Put Swaptions Written (premiums received $39,388)							(18,983)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

	Call Swaptions Written – (0.1)%

OTC-10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR-BBA	TBD	TBD	1/20/09	$(1,720,000)	$(39,388)	$(50,530)
	Total Call Swaptions Written (premiums received $39,388)							(50,530)

	Other Assets Less Liabilities – (41.2)%							(23,502,215)

	Net Assets - 100%							$57,027,966

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2008

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	200,000	U.S. Dollar	138,945	2/09/09	$39
Brazilian Real	1,673,175	U.S. Dollar	702,424	1/05/09	(15,061)
Canadian Dollar	421,137	U.S. Dollar	342,204	1/22/09	1,178
Colombian Peso	1,022,000,000	U.S. Dollar	433,602	2/06/09	(18,512)
Colombian Peso	579,940,000	U.S. Dollar	247,520	2/06/09	(9,035)
Euro	500,000	U.S. Dollar	687,475	1/22/09	(7,017)
Hungarian Forint	143,026,737	U.S. Dollar	756,755	1/05/09	8,982
New Zealand Dollar	270,000	U.S. Dollar	158,146	2/27/09	1,479
Singapore Dollar	1,120,164	U.S. Dollar	760,800	1/22/09	(16,243)
Swiss Franc	868,605	U.S. Dollar	756,954	1/22/09	(59,287)
U.S. Dollar	350,000	Brazilian Real	833,000	1/05/09	7,204
U.S. Dollar	350,000	Brazilian Real	840,175	1/05/09	10,281
U.S. Dollar	705,399	Hungarian Forint	143,026,737	1/05/09	42,374
U.S. Dollar	343,759	New Turkish Lira	535,232	1/15/09	1,248
U.S. Dollar	520,998	South African Rand	5,252,697	1/15/09	45,408
U.S. Dollar	166,803	Mexican Peso	2,250,000	1/22/09	(5,304)
U.S. Dollar	166,359	Mexican Peso	2,250,000	1/22/09	(4,860)
U.S. Dollar	693,544	Brazilian Real	1,673,175	2/03/09	15,746
U.S. Dollar	135,909	Australian Dollar	200,000	2/09/09	2,997
U.S. Dollar	662,030	Australian Dollar	1,000,000	2/19/09	31,869
U.S. Dollar	145,091	South African Rand	1,450,000	2/27/09	9,425
U.S. Dollar	751,783	Hungarian Forint	143,026,737	3/04/09	(10,679)
U.S. Dollar	174,329	Philippine Peso	8,964,000	3/04/09	13,066
U.S. Dollar	167,339	Indian Rupee	8,874,000	3/05/09	13,781
					$59,079

Interest Rate Swaps outstanding at December 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	12,150,000 NOK	Pay	6-Month NOK-NIBOR-NIBR	4.400%	Annually		12/23/18	$(24,965)	$(24,965)
BNP Paribas	900,000 USD	Pay	12-Month CPI-U	2.840	3/04/15	(8)	3/04/15	18,431	18,431
BNP Paribas	900,000 USD	Receive	12-Month CPI-U	2.650	3/04/10	(8)	3/04/10	(19,750)	(19,750)
BNP Paribas	26,358,750 CZK	Receive	6-Month CZK-PRIBOR	4.210	Annually		8/11/18	(117,873)	(117,873)
Citibank	5,700,000 AUD	Pay	6-Month AUD-BBR-BBSW	5.900	Semi-Annually		10/22/18	488,132	488,132
Citibank	11,250,000 AUD	Receive	3-Month AUD-BBR-BBSW	5.140	Quarterly		10/20/10	(211,790)	(195,721)
Citibank	1,300,000 AUD	Receive	6-Month AUD-BBR-BBSW	5.030	Semi-Annually		10/20/38	(322,532)	(322,532)
Citibank	5,000,000 USD	Receive	3-Month USD-LIBOR-BBA	4.640	11/15/21	(8)	11/15/21	(624,820)	(625,764)
Credit Suisse	2,290,000 NZD	Pay	3-Month NZD-BBR-FRA	7.240	Semi-Annually		7/11/18	263,417	248,418
Deutsche Bank AG	6,700,000 ILS	Pay	3-Month TELBOR	4.660	Annually		12/24/18	3,284	3,284
Goldman Sachs	16,600,000 MXN	Pay	28-Day MXN-TIIE	9.750	Monthly		7/04/18	115,088	93,373
Goldman Sachs	8,250,000 ZAR	Receive	3-Month ZAR-JIBAR	9.950	Quarterly		10/23/18	(132,589)	(132,589)
Goldman Sachs	1,000,000 GBP	Pay	6-Month GBP-LIBOR-BBA	3.605	Semi-Annually		12/19/18	16,898	16,898
JPMorgan	6,400,000 ZAR	Receive	3-Month ZAR-JIBAR	9.940	Quarterly		8/07/18	(100,678)	(100,678)
JPMorgan	9,250,000 PLN	Receive	6-Month PLN-WIBOR-WIBO	4.400	Annually		12/23/13	(18,923)	(18,923)
Royal Bank of Scotland	3,350,000 USD	Pay	3-Month USD-LIBOR-BBA	4.547	Semi-Annually		6/02/15	448,648	433,397
Royal Bank of Scotland	1,775,000 USD	Receive	3-Month USD-LIBOR-BBA	3.580	Semi-Annually		6/02/10	(52,959)	(49,131)
UBS	3,150,000 USD	Receive	3-Month USD-LIBOR-BBA	5.120	Semi-Annually		6/02/28	(1,086,006)	(1,050,172)
									$(1,356,165)

Credit Default Swaps outstanding at December 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Credit Suisse	DJ Investment Grade CDX	Sell	$2,000,000	5.000%	6/20/13	$(310,373)	$(168,497)
Credit Suisse	Whirlpool Corporation	Buy	900,000	3.000	12/20/13	30,393	30,393
Goldman Sachs	DJ Investment Grade CDX	Sell	2,000,000	5.000	6/20/13	(310,373)	(180,373)
Goldman Sachs	DJ Investment Grade CDX	Sell	2,928,000	1.550	6/20/13	(66,289)	(86,878)
Goldman Sachs	Newell Rubbermaid Inc.	Buy	1,600,000	1.220	12/20/13	48,440	48,440
JPMorgan	DJ Investment Grade CDX	Sell	1,952,000	1.550	6/20/13	(44,193)	(62,941)
JPMorgan	DJ Investment Grade CDX	Sell	2,850,000	5.000	12/20/13	(567,042)	74,205
JPMorgan	DJ Investment Grade CDX	Sell	1,850,000	1.500	12/20/13	(37,563)	19,543
							$(326,108)

Futures Contracts outstanding at December 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	20	3/09	$4,361,250	$33,690
U.S. 5-Year Treasury Note	Short	(17)	3/09	(2,023,930)	2,566
U.S. 10-Year Treasury Note	Short	(31)	3/09	(3,898,250)	(75,640)
U.S. 30-Year Treasury Bond	Long	9	3/09	1,242,422	41,879
					$2,495

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000) rounds to less than $1,000.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(7)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(8)	Fixed Rate Payment is due upon contract termination.

(9)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed bankruptcy.

(10)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board of Trustees.

MDR	Denotes investment is subject to dollar roll transactions.
N/A	Not applicable/not available.
I/O	Interest only security.
P/O	Principal only security.
OTC	Over-The-Counter market transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
TBD	To be determined. The payer of the floating rate will be determined once the swaption has been exercised.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
AUD	Australian Dollar
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand
AUD-BBR-BBSW	Australia Bill Bank Rate

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

December 31, 2008

CPI-U	USA-Non-Revised Consumer Price Index-Urban
CZK-PRIBOR	Prague Inter-Bank Offered Rate
GBP-LIBOR-BBA	British Pound-London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilbrium Interest Rate
NOK-NIBOR-NIBR	Norwegian Krone-Norwegian Inter-Bank Offered Rate
NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
PLN-WIBOR-WIBO	Polish Zloty-Warsaw Inter-Bank Offered Rate
TELBOR	Tel Aviv Inter-Bank Offered Rate
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate
ZAR-JIBAR	Johannesburg Inter-Bank Agreed Rate

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$11,113,065	$67,150,493	$2,363,121	$80,626,679
Derivatives*	2,495	(1,623,194)	—	(1,620,699)
Call/Put options and swaptions written	—	(96,498)	—	(96,498)
Total	$11,115,560	$65,430,801	$2,363,121	$78,909,482

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Beginning balance	$—
Gains/losses:
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	931
Purchases, sales, issuances, and settlements (net)	1,979,900
Net discounts (premiums)	2
Transfers in and/or out of Level 3	382,288
Ending balance	$2,363,121

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $79,973,149.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$2,471,572
Depreciation	(1,818,042)
Net unrealized appreciation (depreciation) of investments	$653,530

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.9%

	Diversified Telecommunication Services – 0.9%

$1,354	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$974,880
$1,354	Total Convertible Bonds (cost $1,250,477)				974,880

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 74.0%

	Aerospace & Defense – 3.8%

$570	Bombardier Inc., 144A	6.750%	5/01/12	BB+	$508,725

991	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	863,409

1,950	DRS Technologies Inc.	6.875%	11/01/13	Baa1	1,942,223

1,955	Hawker Beechcraft Acquisition Company	9.750%	4/01/17	B–	537,625

500	Moog Inc.	7.250%	6/15/18	BB–	402,500
5,966	Total Aerospace & Defense				4,254,482
	Auto Components – 0.8%

1,925	Allison Transmission Inc.	11.000%	11/01/15	B–	952,875
	Building Products – 0.7%

425	Dayton Superior Corporation	13.000%	6/15/09	CCC–	251,813

205	Norcraft Holdings LP	9.750%	9/01/12	B–	153,750

560	Nortek Inc.	10.000%	12/01/13	B1	383,600
1,190	Total Building Products				789,163
	Chemicals – 2.1%

1,440	ARCO Chemical Company (3)	10.250%	11/01/10	Caa3	237,600

175	Equistar Chemicals LP (3)	7.550%	2/15/26	Caa3	22,750

220	MacDermid, Inc.	9.500%	4/15/17	CCC+	115,500

800	Methanex Corporation	8.750%	8/15/12	BBB–	720,000

1,191	NOVA Chemicals Corporation	7.400%	4/01/09	B+	1,104,653

365	NOVA Chemicals Corporation	5.953%	11/15/13	Ba3	140,525
4,191	Total Chemicals				2,341,028
	Commercial Banks – 1.8%

2,000	National City Bank	3.223%	2/02/09	Aa3	1,992,474
	Commercial Services & Supplies – 5.1%

100	Ahern Rentals Inc.	9.250%	8/15/13	B+	20,500

995	Allied Waste North America	7.250%	3/15/15	BBB	926,471

400	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	396,009

1,930	Browning Ferris-Allied Waste	7.400%	9/15/35	BBB	1,596,280

900	International Lease Finance Corporation	6.375%	3/15/09	A–	864,101

1,000	Iron Mountain Inc.	8.000%	6/15/20	B+	807,500

1,140	Quebecor Media Inc.	7.750%	3/15/16	B	775,200

495	Ticketmaster	10.750%	8/01/16	BB	269,775
6,960	Total Commercial Services & Supplies				5,655,836

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Computers & Peripherals – 1.2%

$1,450	Seagate Technology HDD Holdings	4.723%	10/01/09	Ba1	$1,334,000
	Construction Materials – 0.7%

1,040	Texas Industries Inc.	7.250%	7/15/13	BB–	808,600
	Consumer Finance – 4.6%

3,750	Ford Credit de Mexico Finance S.A.	4.904%	3/20/09	B–	3,581,250

2,040	Ford Motor Credit Company	9.875%	8/10/11	CCC+	1,505,726
5,790	Total Consumer Finance				5,086,976
	Containers & Packaging – 5.7%

950	Berry Plastics Corporation	9.503%	2/15/15	B+	660,250

1,955	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	1,280,525

1,506	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	1,490,940

1,950	Owens-Illinois Inc.	7.800%	5/15/18	B+	1,745,250

1,900	Tekni-Plex Inc.	10.875%	8/15/12	Caa1	1,168,500
8,261	Total Containers & Packaging				6,345,465
	Diversified Consumer Services – 0.4%

500	Carriage Services Inc.	7.875%	1/15/15	B1	397,500
	Diversified Telecommunication Services – 2.7%

950	Charter Communications, CCO Holdings LLC	8.750%	11/15/13	Caa1	603,250

1,050	Cincinnati Bell Inc.	8.375%	1/15/14	B2	813,750

510	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	392,700

760	Citizens Communications Company	9.000%	8/15/31	BB	482,600

700	FairPoint Communications Inc.	13.125%	4/01/18	B+	339,500

40	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	32,700

415	Windstream Corporation, 144A	8.625%	8/01/16	BB	369,350
4,425	Total Diversified Telecommunication Services				3,033,850
	Electric Utilities – 4.6%

670	Energy Future Holdings	10.875%	11/01/17	B–	479,050

1,950	Orion Power Holdings	12.000%	5/01/10	BB	1,959,750

1,000	Texas Competitive Electric Holdings Company LLC., Series B	10.250%	11/01/15	B3	715,000

1,950	TNP Enterprises Inc.	6.250%	1/15/09	Baa3	1,943,161
5,570	Total Electric Utilities				5,096,961
	Electrical Equipment – 0.1%

159	UCAR Finance Inc.	10.250%	2/15/12	BB	145,485
	Energy Equipment & Services – 7.7%

1,695	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B+	855,975

1,925	Helix Energy Solutions	9.500%	1/15/16	BB–	1,029,875

665	Kinder Morgan Finance	5.700%	1/05/16	Ba1	498,750

960	SandRidge Energy	8.000%	6/01/18	B–	537,600

2,050	Seitel Inc.	9.750%	2/15/14	B–	748,250

1,330	Sonat Inc.	7.625%	7/15/11	BB–	1,219,262

2,400	Southwestern Energy Company	7.625%	5/01/27	Ba2	2,298,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services (continued)

$1,055	Targa Resources Inc.	8.500%	11/01/13	B3	$574,975

1,175	Targa Resources Inc.	8.250%	7/01/16	B	734,375
13,255	Total Energy Equipment & Services				8,497,062
	Food Products – 0.4%

250	B&G Foods Inc.	8.000%	10/01/11	B	213,750

330	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	179,850
580	Total Food Products				393,600
	Health Care Providers & Services – 1.7%

1,495	HealthSouth Corporation	8.322%	6/15/14	CCC+	1,203,475

700	HealthSouth Corporation	10.750%	6/15/16	CCC+	645,750
2,195	Total Health Care Providers & Services				1,849,225
	Hotels, Restaurants & Leisure – 1.4%

700	Harrah’s Operating Company, Inc.	10.750%	2/01/16	CCC	203,000

161	Harrah’s Operating Company, Inc.	10.000%	12/15/18	B	59,570

1,000	Mohegan Tribal Gaming Authority	6.375%	7/15/09	B	945,000

500	Scientific Games Corporation	7.875%	6/15/16	BB–	405,000
2,361	Total Hotels, Restaurants & Leisure				1,612,570
	Household Durables – 0.4%

475	K. Hovnanian Enterprises Inc.	11.500%	5/01/13	Ba3	363,375

90	Toll Corporation	8.250%	2/01/11	BB+	82,800
565	Total Household Durables				446,175
	Independent Power Producers & Energy Traders – 0.6%

662	AES Corporation	8.750%	5/15/13	BB+	638,830
	IT Services – 1.5%

420	First Data Corporation	9.875%	9/24/15	B	256,200

130	Sungard Data Systems Inc.	3.750%	1/15/09	BB	129,675

940	Sungard Data Systems Inc.	10.625%	5/15/15	B	808,400

960	Unisys Corporation	6.875%	3/15/10	B+	456,000
2,450	Total IT Services				1,650,275
	Machinery – 0.3%

400	Columbus McKinnon Corporation	8.875%	11/01/13	B+	338,000
	Media – 1.9%

90	Dex Media Inc.	9.000%	11/15/13	B–	17,100

1,260	Echostar DBS Corporation	7.125%	2/01/16	BB–	1,058,400

1,025	Mediacom LLC	9.500%	1/15/13	B–	779,000

475	Valassis Communications Inc.	8.250%	3/01/15	B–	125,875

495	XM Satellite Radio Holdings Inc.	13.000%	8/01/14	CCC	116,325
3,345	Total Media				2,096,700
	Metals & Mining – 10.5%

1,945	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	748,825

1,910	California Steel Industries Inc.	6.125%	3/15/14	BB–	1,155,550

950	Freeport McMoran Copper & Gold, Inc.	6.875%	2/01/14	Baa1	855,884

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$1,950	Freeport McMoran Copper & Gold, Inc.	5.883%	4/01/15	BBB–	$1,289,438

2,000	Gerdau Ameristeel Corporation	10.375%	7/15/11	BB+	2,030,000

3,110	Ispat Inland Inc.	9.750%	4/01/14	BBB+	2,662,048

100	Nalco Finance Holdings Inc.	0.000%	2/01/14	B	72,500

220	Noranda Aluminum Acquisition Corporation	6.828%	5/15/15	B–	75,900

2,230	Russel Metals Inc.	6.375%	3/01/14	BB	1,728,250

625	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	459,375

580	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	404,550

425	Tube City IMS Corporation	9.750%	2/01/15	B–	150,875
16,045	Total Metals & Mining				11,633,195
	Multiline Retail – 0.7%

940	Dollar General Corporation	11.875%	7/15/17	Caa2	808,400
	Multi-Utilities – 3.3%

3,065	Aquila, Inc.	11.875%	7/01/12	BBB	3,097,814

750	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	521,250
3,815	Total Multi-Utilities				3,619,064
	Oil, Gas & Consumable Fuels – 3.6%

1,065	Mariner Energy Corporation	8.000%	5/15/17	B+	559,124

225	Markwest Energy Partners LP	8.750%	4/15/18	B+	140,624

1,645	Petrohawk Energy Corporation	7.875%	6/01/15	B	1,225,525

1,000	Plains Exploration & Production Company	7.625%	6/01/18	BB	690,000

810	Range Resources Corporation	7.250%	5/01/18	BB	680,400

500	Southwestern Energy Company	7.500%	2/01/18	BB+	440,000

400	W&T Offshore, Inc.	8.250%	6/15/14	B	218,000
5,645	Total Oil, Gas & Consumable Fuels				3,953,673
	Paper & Forest Products – 1.7%

192	Buckeye Technologies Inc.	8.000%	10/15/10	B	175,680

995	Buckeye Technologies Inc.	8.500%	10/01/13	BB–	850,725

220	Mercer International Inc.	9.250%	2/15/13	B	111,100

200	Millar Western Forest Products Ltd	7.750%	11/15/13	B2	101,000

380	Rock-Tenn Company	8.200%	8/15/11	BB	362,900

250	Rock-Tenn Company	5.625%	3/15/13	BB	216,250

100	Verso Paper Holdings LLC., Series B	9.125%	8/01/14	B+	40,000
2,337	Total Paper & Forest Products				1,857,655
	Pharmaceuticals – 0.5%

995	Elan Financing Corporation PLC	6.149%	11/15/11	B	547,250
	Road & Rail – 1.1%

1,258	Kansas City Southern Railway Company	7.500%	6/15/09	BB–	1,267,435
	Semiconductors & Equipment – 0.3%

300	Freescale Semiconductor Inc., 144A	10.125%	12/15/16	B–	124,500

995	Spansion LLC	5.343%	6/01/13	B3	184,075
1,295	Total Semiconductors & Equipment				308,575

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail – 0.6%

$725	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	$661,563
	Wireless Telecommunication Services – 1.5%

945	Cricket Communications Inc.	10.000%	7/15/15	B–	869,400

890	Metro Wireless Inc.	9.250%	11/01/14	B	801,000
1,835	Total Wireless Telecommunication Services				1,670,400
$110,130	Total Corporate Bonds (cost $108,854,922)				82,084,342

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.0%

$9,115	United States of America Treasury Bonds/Notes (4)	3.375%	6/30/13	AAA	$9,941,056
$9,115	Total U.S. Government and Agency Obligations (cost $9,314,122)				9,941,056

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 9.0%

$10,027	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/08, repurchase price $10,026,815, collateralized by $7,145,000 U.S. Treasury Bonds, 4.750%, 2/15/37, value $10,228,782	0.010%	1/02/09	$10,026,809
$10,027	Total Short-Term Investments (cost $10,026,809)			10,026,809
	Total Investments (cost $129,446,330) – 92.9%			103,027,087

	Other Assets Less Liabilities – 7.1%			7,821,193

	Net Assets – 100%			$110,848,280

Investments in Derivatives

Credit Default Swaps outstanding at December 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	GMAC LLC	Sell	$1,000,000	8.400%	3/20/09	$(3,503)	$(3,503)
Credit Suisse	International Lease Finance Corporation	Sell	1,000,000	2.000	6/20/09	(39,354)	(39,354)
Credit Suisse	Whirlpool Corporation	Buy	1,500,000	3.000	12/20/13	45,905	45,905
Goldman Sachs	Georgia-Pacific LLC	Sell	2,900,000	2.250	6/20/09	(78,579)	(78,579)
Goldman Sachs	Smurfit-Stone Container Enterprises, Inc.	Sell	2,900,000	3.600	6/20/09	(1,348,500)	(1,348,500)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	1,950,000	5.000	6/20/09	(202,568)	(158,693)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	1,000,000	5.000	6/20/09	(103,881)	(78,881)
Goldman Sachs	DJ Investment Grade CDX	Sell	20,000,000	5.000	6/20/13	(3,131,504)	(2,181,504)
Goldman Sachs	Visteon Corporation	Sell	1,000,000	5.000	9/20/13	(718,578)	(328,578)
Goldman Sachs	Newell Rubbermaid Inc.	Buy	2,600,000	1.220	12/20/13	73,604	73,604
JPMorgan	Ford Motor Credit Company LLC	Sell	1,000,000	6.500	3/20/09	(7,531)	(7,548)
							$(4,105,631)

Total Return Swaps outstanding at December 31, 2008:

Counterparty	Receive	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan (5)	Lehman Brothers U.S. High Yield Index	1-Month USD-LIBOR-BBA less 35 basis points	3/01/2009	$15,000,000	$999,676

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2008

Futures Contracts outstanding at December 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at December 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5- Year Treasury Note	Long	25	3/09	$2,976,367	$79,613

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed bankruptcy.

(4)	Investment, or portion of investment has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Investment valued at fair value using methods determined in good faith, or at the discretion of, the Board of Trustees.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA United	States Dollar-London Inter-bank offered Rate-British Bankers’ Association

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$19,967,865	$83,059,222	$—	$103,027,087
Derivatives*	79,613	(4,105,631)	999,676	(3,026,342)
Total	$20,047,478	$78,953,591	$999,676	$100,000,745

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 derivatives held at the beginning and end of the measurement period:

Assets:	Level 3 Derivatives*
Beginning balance	$(995,722)
Gain/loss:
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	1,995,398
Purchases, sales, issuances, and settlements (net)	—
Net discounts (premiums)	—
Transfers in and/or out of Level 3	—
Ending balance	$999,676

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $129,768,088.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$630,271
Depreciation	(27,371,272)
Net unrealized appreciation (depreciation) of investments	$(26,741,001)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 27, 2009